Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides the total compensation, as reported in the Summary Compensation Table ("SCT"), and the compensation actually paid ("CAP") to our Principal Executive Officer ("PEO") and, on an average basis, our other NEOs ("non-PEO NEOs") for each of the years specified, alongside our total shareholder return ("TSR") and net income (loss).

Year	SCT Total for PEO (Simpson)(1) ($)	CAP to PEO (Simpson)(1)(2)(3) ($)	SCT Total for PEO (Mills)(1) ($)	CAP to PEO (Mills)(1)(2)(3) ($)	Average SCT Total for Non-PEO NEOs(4) ($)	Average CAP to Non-PEO NEOs(2)(5) ($)	Value of Initial Fixed $100 Investment Based on TSR(6) ($)	Net Income (Loss)(7) ($ thousands)
2025	4,200,712	9,333,160	—	—	1,920,529	3,856,265	63.49	(193,878)
2024	4,784,543	1,874,006	5,507,038	(253,329)	2,764,773	819,073	34.08	(227,102)
2023	—	—	5,916,713	3,045,660	2,964,952	2,046,457	79.14	(263,494)

(1)
Kenneth T. Mills served as PEO in 2023 and through July 1, 2024. Curran Simpson has served as PEO since July 1, 2024. Amounts reported for Messrs. Simpson and Mills for 2024 include the total compensation for the year, including the periods of the year in which they did not serve as PEO.
(2)
Reflects the CAP calculated in accordance with SEC rules. CAP includes unpaid amounts of equity compensation that may be realizable in future periods, and as such, does not fully represent the actual final amount of compensation earned or actually paid during the year. For each year presented, CAP is equal to total compensation reported in the SCT for the year, adjusted as follows: (i) less compensation reported in the SCT related to equity awards which is based on the grant date fair value of equity awards granted during the reporting year, (ii) plus the reporting year-end fair value of equity awards granted during the reporting year that were outstanding and unvested as of the end of the reporting year, (iii) plus the change in fair value from the end of the prior year to the end of the reporting year of equity awards granted in prior years that were outstanding and unvested as of the end of the reporting year, (iv) plus the change in fair value from the end of the prior year to the vesting date for equity awards granted in prior years that vested in the reporting year. None of the equity awards granted to NEOs during the reporting years presented vested in the same reporting year as the grant and there were no forfeitures of equity awards granted to NEOs during any of the reporting years presented. There were no dividends, dividend equivalents or other earnings paid on equity awards granted to NEOs during any of the reporting years presented. The fair values of equity awards used to determine CAP were calculated in accordance with FASB ASC Topic 718 using similar methodologies and assumptions as those used to calculate the grant date fair values of equity awards reported in the SCT.
(3)
Reflects the CAP to PEO for each of the years presented using the calculations discussed in footnote 2 above. The following table presents a reconciliation of total compensation reported in the SCT to CAP to our PEO for 2025:

Reconciliation of SCT Total to CAP to PEO (Curran Simpson)
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2025	4,200,712	(3,127,750)	6,354,174	1,802,612	103,412	9,333,160

(4)
Reflects the average total compensation of our non-PEO NEOs as reported in the SCT for each of the years presented. For 2025, our non-PEO NEOs were Stephen Pakola and Patrick J. Christmas. For 2024, our non-PEO NEOs were Mitchell Chan, Stephen Pakola, Olivier Danos, Patrick J. Christmas and Vit Vasista (former EVP, Chief Financial Officer). For 2023 , our non-PEO NEOs were Vit Vasista, Curran Simpson, Stephen Pakola and Olivier Danos. Since the makeup of our non-PEO NEOs may change from year to year, the amounts reported in this table for years prior to 2025 will not necessarily be equal to the average total compensation of our non-PEO NEOs reported for such years in the SCT of this Proxy Statement.
(5)
Reflects the average CAP to our non-PEO NEOs for each of the years presented using the calculations discussed in footnote 2 above. Refer to footnote 4 above for the identification of our non-PEO NEOs for each of the years presented. The following table presents a reconciliation of the average total compensation reported in the SCT to CAP for our non-PEO NEOs for 2025:

Reconciliation of SCT Total to CAP for Average of Non-PEO NEOs
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2025	1,920,529	(1,055,693)	2,147,275	804,879	39,275	3,856,265

(6)
For each reporting year presented, amount represents the cumulative TSR on our common stock between December 31, 2022 and the end of the reporting year, assuming an investment of $100 in our common stock at the closing price on December 31, 2022 and the reinvestment of dividends, if any. Information used for this calculation was obtained from the Nasdaq Stock Market LLC, a financial data provider and a source believed to be reliable. The Nasdaq Stock Market LLC is not responsible for any errors or omissions in such information.
(7)
As reported in our audited consolidated financial statements accompanying our Annual Report on Form 10-K for the years ended December 31, 2025, 2024 and 2023.
	The pay versus performance table above compares compensation actually paid to NEOs to the Company's TSR and net income (loss) for each of the periods presented. Net income (loss) does not necessarily represent the most important financial performance measure used by the Company to link compensation actually paid to NEOs to Company performance. While net income (loss) and other financial measures may be used as performance measures under the Company’s incentive plans, non-financial performance measures may have a more significant impact on our executive compensation programs.
Named Executive Officers, Footnote
(1)
Kenneth T. Mills served as PEO in 2023 and through July 1, 2024. Curran Simpson has served as PEO since July 1, 2024. Amounts reported for Messrs. Simpson and Mills for 2024 include the total compensation for the year, including the periods of the year in which they did not serve as PEO.

Adjustment To PEO Compensation, Footnote	The following table presents a reconciliation of total compensation reported in the SCT to CAP to our PEO for 2025:

Reconciliation of SCT Total to CAP to PEO (Curran Simpson)
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2025	4,200,712	(3,127,750)	6,354,174	1,802,612	103,412	9,333,160

Non-PEO NEO Average Total Compensation Amount	$ 1,920,529	$ 2,764,773	$ 2,964,952
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,856,265	819,073	2,046,457
Adjustment to Non-PEO NEO Compensation Footnote	The following table presents a reconciliation of the average total compensation reported in the SCT to CAP for our non-PEO NEOs for 2025:

Reconciliation of SCT Total to CAP for Average of Non-PEO NEOs
Year	SCT Total ($)	Grant Date Fair Value of Awards Granted During the Year Included in SCT Total ($)	Year-end Fair Value of Equity Awards Granted During the Year Outstanding and Unvested at Year-end ($)	Change in Fair Value During the Year of Equity Awards Granted in Prior Years Outstanding and Unvested at Year-end ($)	Change in Fair Value from Prior Year-end to Vesting Date of Equity Awards Granted in Prior Years That Vested During the Year ($)	CAP ($)
2025	1,920,529	(1,055,693)	2,147,275	804,879	39,275	3,856,265

Equity Valuation Assumption Difference, Footnote	Reflects the CAP calculated in accordance with SEC rules. CAP includes unpaid amounts of equity compensation that may be realizable in future periods, and as such, does not fully represent the actual final amount of compensation earned or actually paid during the year. For each year presented, CAP is equal to total compensation reported in the SCT for the year, adjusted as follows: (i) less compensation reported in the SCT related to equity awards which is based on the grant date fair value of equity awards granted during the reporting year, (ii) plus the reporting year-end fair value of equity awards granted during the reporting year that were outstanding and unvested as of the end of the reporting year, (iii) plus the change in fair value from the end of the prior year to the end of the reporting year of equity awards granted in prior years that were outstanding and unvested as of the end of the reporting year, (iv) plus the change in fair value from the end of the prior year to the vesting date for equity awards granted in prior years that vested in the reporting year. None of the equity awards granted to NEOs during the reporting years presented vested in the same reporting year as the grant and there were no forfeitures of equity awards granted to NEOs during any of the reporting years presented. There were no dividends, dividend equivalents or other earnings paid on equity awards granted to NEOs during any of the reporting years presented. The fair values of equity awards used to determine CAP were calculated in accordance with FASB ASC Topic 718 using similar methodologies and assumptions as those used to calculate the grant date fair values of equity awards reported in the SCT
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 63.49	34.08	79.14
Net Income (Loss)	$ (193,878,000)	$ (227,102,000)	$ (263,494,000)
PEO Name	Curran Simpson	Curran Simpson	Kenneth T. Mills
Curran Simpson
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,200,712	$ 4,784,543
PEO Actually Paid Compensation Amount	9,333,160	1,874,006
Kenneth T. Mills
Pay vs Performance Disclosure
PEO Total Compensation Amount		5,507,038	$ 5,916,713
PEO Actually Paid Compensation Amount		$ (253,329)	$ 3,045,660
PEO | Curran Simpson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,127,750)
PEO | Curran Simpson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,354,174
PEO | Curran Simpson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,802,612
PEO | Curran Simpson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,412
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,693)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,147,275
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	804,879
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,275